FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 03-31-2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, 05-08-2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     5451 109644.000SH      SOLE                97109.000         12535.000
AT&T                           COM              00206R102     6689 265449.000SH      SOLE               237301.000         28148.000
Allstate Corp.                 COM              020002101     1208 63073.000SH       SOLE                58273.000          4800.000
Anadarko Petroleum Corp        COM              032511107     5609 144228.000SH      SOLE               130738.000         13490.000
Atmel Corp.                    COM              049513104     1178 324514.000SH      SOLE               303889.000         20625.000
BP PLC-Spons ADR               COM              055622104      226 5645.000 SH       SOLE                 4849.000           796.000
Bank of New York Mellon Corp.  COM              064058100     5133 181710.000SH      SOLE               163883.000         17827.000
Bard, C.R.                     COM              067383109      285 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     2780 85740.000SH       SOLE                81935.000          3805.000
Berkshire Hathaway Cl B        COM              084670207      243   86.000 SH       SOLE                   20.000            66.000
Best Buy Company Inc           COM              086516101     5413 142585.000SH      SOLE               127020.000         15565.000
Caterpillar Inc.               COM              149123101     2313 82725.158SH       SOLE                74025.158          8700.000
Chevron Corporation            COM              166764100     3854 57315.082SH       SOLE                51860.082          5455.000
Cisco Systems Inc              COM              17275R102     2227 132800.000SH      SOLE               115150.000         17650.000
Clorox Company                 COM              189054109     3021 58675.000SH       SOLE                50450.000          8225.000
Coca-Cola Company              COM              191216100     6453 146816.000SH      SOLE               125646.000         21170.000
Colgate Palmolive              COM              194162103      388 6575.000 SH       SOLE                 4575.000          2000.000
Conagra Foods Inc.             COM              205887102     6932 410915.000SH      SOLE               372700.000         38215.000
EMC Corp.                      COM              268648102     2141 187770.000SH      SOLE               163845.000         23925.000
Exxon Mobil Corporation        COM              30231G102     2090 30690.000SH       SOLE                19378.000         11312.000
FedEx Corporation              COM              31428X106     4237 95238.000SH       SOLE                85873.000          9365.000
General Electric               COM              369604103     3815 377388.588SH      SOLE               327463.588         49925.000
General Mills                  COM              370334104     5965 119596.000SH      SOLE               105551.000         14045.000
Grainger W.W.                  COM              384802104      351 5000.000 SH       SOLE                 1000.000          4000.000
Hewlett Packard Company        COM              428236103     6854 213784.527SH      SOLE               192805.527         20979.000
IBM                            COM              459200101     4030 41595.743SH       SOLE                35825.743          5770.000
Intel Corp                     COM              458140100      157 10413.000SH       SOLE                 6813.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     2131 80188.000SH       SOLE                69199.000         10989.000
Johnson & Johnson              COM              478160104     6904 131256.598SH      SOLE               119981.598         11275.000
Kohl's Corp.                   COM              500255104     5075 119919.000SH      SOLE               107179.000         12740.000
Marsh & McLennan               COM              571748102     4622 228266.000SH      SOLE               207501.000         20765.000
McDonalds Corp                 COM              580135101      749 13731.000SH       SOLE                 9011.000          4720.000
Medtronic Inc                  COM              585055106     4595 155915.000SH      SOLE               138125.000         17790.000
Merck & Company                COM              589331107      210 7836.000 SH       SOLE                 1036.000          6800.000
Morgan Stanley                 COM              617446448     3580 157244.000SH      SOLE               141209.000         16035.000
Nabors Industries Ltd          COM              G6359F103     1690 169169.000SH      SOLE               155374.000         13795.000
Newmont Mining Corp.           COM              651639106     2788 62285.000SH       SOLE                51900.000         10385.000
Noble Corp                     COM              G65422100      621 25760.000SH       SOLE                22860.000          2900.000
Oracle Corp.                   COM              68389X105     7605 420858.000SH      SOLE               378508.000         42350.000
Parker Hannifin Corp.          COM              701094104     3730 109785.000SH      SOLE                98486.000         11299.000
PepsiCo                        COM              713448108      233 4526.886 SH       SOLE                 4126.886           400.000
Pfizer                         COM              717081103      313 22975.000SH       SOLE                 4975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      476 10740.000SH       SOLE                 2340.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     4719 108198.993SH      SOLE                95033.993         13165.000
S&P 500 Depository Receipt Ser COM              78462F103      254 3200.000 SH       SOLE                 3200.000
Staples, Inc.                  COM              855030102     5289 292053.000SH      SOLE               261108.000         30945.000
Stryker Corp                   COM              863667101     2539 74598.000SH       SOLE                66113.000          8485.000
SunTrust Banks Inc.            COM              867914103      800 68184.000SH       SOLE                60554.000          7630.000
Symantec Corp                  COM              871503108     7222 483385.000SH      SOLE               439595.000         43790.000
Sysco Corporation              COM              871829107     1694 74317.904SH       SOLE                69377.904          4940.000
Time Warner Cable              COM              88732J207      703 28341.111SH       SOLE                26262.663          2078.447
Time Warner Inc.               COM              887317105     2178 112858.667SH      SOLE               104575.333          8283.333
Transocean, Inc. New           COM              H8817H100     3062 52045.001SH       SOLE                46313.001          5732.000
U.S. Bancorp                   COM              902973304     1616 110626.000SH      SOLE               102021.000          8605.000
Verizon Communications         COM              92343V104     7105 235279.000SH      SOLE               208275.000         27004.000
WalMart Stores                 COM              931142103     7741 148583.000SH      SOLE               132403.000         16180.000
Williams Cos. Inc.             COM              969457100     4404 386955.000SH      SOLE               347250.000         39705.000
Wyeth                          COM              983024100     6748 156778.000SH      SOLE               137253.000         19525.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $190,441